State Street SPDR Portfolio Treasury Index ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
State Street SPDR Portfolio Treasury Index ETF | State Street SPDR Portfolio Treasury Index ETF
Prospectus [Line Items]
Annual Return [Percent]	6.21%